TOML Acquisition	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DeepGreen Metals Inc. [Member]
TOML Acquisition [Line Items]
TOML Acquisition

3.      TOML Acquisition

On March 31, 2020, the Company entered into an acquisition agreement (“TOML Acquisition”) to acquire the nodules business unit of Tonga Offshore Mining Ltd (“TOML”) and other entities in the group (the “TOML Group”), from Deep Sea Mining Finance Ltd. (“Deep Sea Mining”). Total purchase price of the TOML Acquisition, before transaction costs, was $32,000,000. TOML holds an ISA Exploration Contract in the CCZ (“TOML Exploration Contract”). The TOML Acquisition includes the exclusive rights held by TOML to explore for polymetallic nodules in an area covering 74,713 km2, a priority right to apply for an exploitation contract to mine polymetallic nodules in the same area, and some exploration related equipment. The TOML group also holds various patents and an application right with respect to a prospecting exploration license in the Republic of Kiribati.

The purchase price of $32,000,000 was settled through initial cash payments of $500,000 in two tranches of $250,000 each (paid on March 31, 2020 and May 31, 2020, respectively), issuance of 7,777,777 common shares of the Company, $60,000 payment to ISA on behalf of Deep Sea Mining and deferred consideration of $3.44 million to be paid on January 31, 2021. As long as the deferred consideration remains outstanding, it is secured by the shares of the TOML Group. The Common Share consideration paid by the Company was valued at $3.60 per share, based on the recent private placements completed by the Company, for a total of $28 million.

The Company had the option of settling the deferred consideration in either cash or Common Shares of the Company at its sole discretion. During January 2021, the arrangement with Deep Sea Mining was amended to pay the entire deferred consideration with cash in tranches by June 30, 2021.

The Company incurred legal and regulatory fees to complete the acquisition, totalling $47,375.

The Company determined that the value of TOML Acquisition was substantially concentrated in the TOML Exploration Contract and therefore considered this to be an acquisition of a group of connected assets rather than an acquisition of business. Consequently, the total cost of the transaction was primarily allocated to exploration licenses.

The net assets acquired as part of the TOML acquisition were as follows:

Net Assets acquired	$
Cash payment	560,000
Common shares issued for TOML acquisition (7,777,777 @ $3.60)	27,999,997
Transaction costs paid	47,375
Deferred consideration	3,440,000
Total Acquisition Cost	32,047,372

Allocated to
Equipment	21,274
Exploration licenses (Note 4)	42,701,464
Deferred tax liability(1)	(10,675,366)

__________

(1)      A deferred tax liability of $10,675,366 was recognized by the Company on acquisition during the year ended December 31, 2020 related to the difference between the book value and the tax basis of the TOML exploration license.

The Company made payments to Deep Sea Mining as follow in connection with the deferred consideration: $1,250,000 on January 26, 2021, $440,000 on February 26, 2021, $500,000 on March 31, 2021, $500,000 on April 30, 2021, $500,000 on May 31, 2021, and $250,000 on June 30, 2021. As at June 30, 2021, the Company has no further deferred consideration outstanding for this acquisition.

3. TOML Acquisition

On March 31, 2020, the Company entered into an acquisition agreement (“TOML Acquisition”) to acquire the nodules business unit from Deep Sea Mining Finance Ltd. (“Deep Sea Mining”). As part of this acquisition the Company acquired TOML, Koloa Moana, Offshore Minerals, TOML Singapore, TOML Hold 1 & TOML Hold 2 (together, the “TOML Group”), for a total purchase price, before transaction costs, of $32,000,000. TOML holds an ISA Exploration Contract in the Clarion Clipperton Zone of the East Pacific Ocean (“TOML Exploration Contract”). The TOML Acquisition includes the exclusive rights held by TOML to explore for polymetallic nodules in an area covering 74,713 km2, a priority right to apply for an exploitation contract to mine polymetallic nodules in the same area, and some exploration related equipment. The TOML group also holds various patents and an application right with respect to a prospecting exploration license in the Republic of Kiribati.

The purchase price of $32 million was settled through initial cash payments of $500,000 in two tranches of $250,000 each (paid), issuance of 7,777,777 common shares of the Company, $60,000 payment to ISA on behalf of Deep Sea Mining and deferred consideration of $3.44 million to be paid on January 31, 2021. As long as the deferred consideration remains outstanding, it is secured by the shares of the TOML Group. The Common Share consideration paid by the Company was valued at $3.60 per share based on the recent private placements completed by the Company, for a total of $28 million.

The Company had the option of settling the deferred consideration in either cash or Common Shares of the Company at its sole discretion. Subsequent to the year ended December 31, 2020, the arrangement with Deep Sea Mining was amended to pay the entire deferred consideration with cash in tranches by June 30, 2021 (Note 16).

The Company incurred legal and regulatory fees to complete the acquisition, totalling $47,375.

The Company determined that the value of TOML acquisition was substantially concentrated in the TOML Exploration Contract and therefore considered this to be an acquisition of a group of connected assets rather than an acquisition of business. As a consequence, the total cost of the transaction was primarily allocated to exploration licenses.

The net assets acquired as part of the TOML acquisition were as follows:

Net Assets acquired as at March 31, 2020	$
Cash payment	560,000
Common shares issued for TOML acquisition (7,777,777 @ $3.60)	27,999,997
Transaction costs paid	47,375
Deferred consideration	3,440,000
Total Acquisition Cost	32,047,372
Allocated to
Equipment (Note 7)	21,274
Exploration licenses (Note 8)	42,701,464
Deferred tax liability (Note 15)(1)	(10,675,366)

____________

(1)      A deferred tax liability of $10,675,366 is recognized by the Company on acquisition during the year ended December 31, 2020 related to the difference between the book value and the tax basis of the TOML exploration license (Note 15).